MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Asset	$ 34	$ 10
Liability	(89)	(124)
Net	(55)	(114)	$ (68)	$ (54)
Direct Insurance
Market Risk Benefit [Line Items]
Asset	34	10
Liability	(34)	(54)
Net	0	(44)	0
Reinsurance
Market Risk Benefit [Line Items]
Asset	0	0
Liability	(55)	(70)
Net	$ (55)	$ (70)	$ (68)	$ (54)